Cover	Aug. 12, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 12, 2025
Entity File Number	001-40403
Entity Registrant Name	N2OFF, Inc.
Entity Central Index Key	0001789192
Entity Tax Identification Number	26-4684680
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	HaPardes 134 (Meshek Sander)
Entity Address, City or Town	Neve Yarak
Entity Address, Country	IL
Entity Address, Postal Zip Code	4994500
City Area Code	(347) 468 9583
Local Phone Number	468 9583
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	NITO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false